Income Taxes - Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes
Income tax expense (benefit) from continuing operations	$ 20,970	$ 14,401	$ (16,804)
Income tax expense from discontinued operations		341
Total income tax expense (benefit)	$ 20,970	$ 14,742	$ (16,804)